Income tax expenses (Tables)	12 Months Ended
Mar. 31, 2016
Income tax expenses
Schedule of composition of income tax expenses

	Year ended March 31,
	2014	2015	2016
	(in millions of RMB)
Current income tax expense	1,730	4,757	7,223
Deferred taxation	1,466	1,659	1,226

	3,196	6,416	8,449

Schedule of composition of deferred tax assets and liabilities

	As of March 31,
	2015	2016
	(in millions of RMB)
Deferred tax assets
Current:
Deferred revenue and customer advances	24	15
Tax losses carried forward and others (i)	381	767

	405	782
Less: Valuation allowance	(149)	(331)

Total deferred tax assets, current portion (Note 13)	256	451

Non-current:
Deferred revenue and customer advances	31	17
Property and equipment	14	25
Tax losses carried forward and others (i)	1,139	1,021

	1,184	1,063
Less: Valuation allowance	(1,027)	(1,033)

Total deferred tax assets, non-current portion (Note 13)	157	30

Total deferred tax assets	413	481

Deferred tax liabilities
Current:
Others	(17)	(9)
Non-current:
Withholding tax on undistributed earnings (ii)	(3,891)	(5,452)
Identifiable intangible assets	(575)	(508)
Available-for-sale securities	—	(488)
Others	(27)	(23)

Total deferred tax liabilities, non current portion	(4,493)	(6,471)

Total deferred tax liabilities	(4,510)	(6,480)

Net deferred tax liabilities	(4,097)	(5,999)

(i)Others primarily represent accrued expenses which are not deductible until paid under PRC tax laws.

(ii)The related deferred tax liabilities as of March 31, 2015 and 2016 were provided on the assumption that 100% of the distributable reserves of the major PRC subsidiaries will be distributed as dividends, except for those undistributed earnings that the Company intends to invest indefinitely in the PRC of RMB13.6 billion.

Schedule of reconciliation of the differences between the statutory EIT rate applicable to profits of the consolidated entities and the income tax expenses of the Company

	Year ended March 31,
	2014	2015	2016
	(in millions of RMB, except per share data)
Income before income tax and share of results of equity investees	26,802	32,326	81,468
Income tax computed at statutory EIT rate (25%)	6,701	8,082	20,367
Effect of different tax rates available to different jurisdictions	(9)	33	(869)
Effect of tax holiday and preferential tax benefit on assessable profits of subsidiaries incorporated in the PRC	(6,414)	(5,881)	(6,680)
Non-deductible expenses and non-taxable income, net (i)	1,657	3,368	(4,994)
Tax savings from additional deductions on certain research and development expenses available for subsidiaries incorporated in the PRC (ii)	(483)	(1,096)	(1,205)
Withholding tax on the earnings remitted and anticipated to be remitted	1,445	1,898	1,573
Change in valuation allowance, deduction of certain share-based compensation expense and others	299	12	257

Income tax expenses	3,196	6,416	8,449

Effect of tax holidays inside the PRC on basic earnings per share/ADS (RMB)	2.95	2.57	2.72

(i)Expenses not deductible for tax purposes and non-taxable income primarily represent investment income (loss), share-based compensation expense, equity-settled donation expense, interest expense, exchange differences. Investment income (loss) during the year ended March 31, 2016 included gains from the revaluation of the Company's remaining equity interest in Alibaba Pictures (Note 4(e)) and from the revaluation of previously held equity interest relating to obtaining Control of Alibaba Health (Note 4(c)).

(ii)This amount represents tax incentives relating to the research and development expenses of certain major operating subsidiaries in the PRC. This tax incentive enables the Company to claim an additional tax deduction amounting to 50% of the qualified research and development expenses incurred.